Other liabilities and provisions (Tables)	6 Months Ended
Jun. 30, 2026
Other liabilities and provisions
Schedule of other liabilities and provisions

	At June 30,	At December 31,
	2026	2025
	$'m	$'m
Other liabilities
Current	8	—
Non-current	13	14
Provisions
Current	10	10
Non-current	22	21
	53	45